Stockholder’s equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Stockholder’s equity

6.	Stockholder’s equity

On April 9, 2025, The Company held an extraordinary general meeting of shareholders (the “EGM”), during which the shareholders, among others, approved to (i) amend and reclassify the authorized share capital with effect on April 15, 2025 by (a) redesignating and reclassifying 493,560,000 authorized ordinary shares of par value of US$0.0001 each (including all of the existing issued ordinary shares) as 493,560,000 class A ordinary shares of par value US$0.0001 each, where the rights of the existing ordinary shares shall be the same as such class A ordinary shares and (b) cancelling 6,440,000 authorized but unissued ordinary shares of par value of US$0.0001 each and creating a new class of shares comprising of 6,440,000 class B ordinary shares of par value US$0.0001 each, which will be entitled to thirty (30) votes per share, such that the authorized share capital of the Company shall become US$50,000 divided into 493,560,000 class A ordinary shares of a par value of US$0.0001 each and 6,440,000 class B ordinary shares of a par value of US$0.0001 each; (ii) adopt the second amended and restated memorandum and articles of association of the Company reflecting such amended authorized share capital; (iii) undertake a share consolidation whereby every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”) and every16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each, with effect from the effective date to be determined by the Board (the “Share Consolidation”), with such consolidated class A ordinary shares and class B ordinary shares (as the case may be) shall rank pari passu in all respect with each other and have the same rights and are subject to the same restrictions (save as to nominal value) as the then existing class A ordinary shares and class B ordinary shares (as the case may be) and all fractional entitlements to the issued consolidated shares resulting from the Share Consolidation will not be issued to the shareholders and instead any fractional shares that would have resulted from the Share Consolidation will be rounded up to the next whole number, such that the authorized share capital of the Company shall become US$50,000 divided into 30,847,500 class A ordinary shares of a par value of US$0.0016 each and 402,500 class B ordinary shares of a par value of US$0.0016 each; and (iv) amend the authorized share capital clause of the second amended and restated memorandum and articles of association reflecting the Share Consolidation. The Share Consolidation became effective on September 23, 2025. No fractional shares were issued in connection with the Share Consolidation. All fractional shares were rounded up to the whole number of shares.